CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,082	$ (107)	$ (10,696)	$ (3,970)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense (recovery)	1	(35)	174	221
Depreciation and Amortization	6	37	213	1,223
Stock-based compensation	13	19	59	95
Amortization of debt issuance costs and discounts	52	0
Change in fair value of warrants	(1,688)	(628)	6,487	(1,677)
Changes in operating assets and liabilities:
Inventory	(30)	(63)	508	345
Accounts receivable	(2)	(6)	(9)	(31)
Other current assets	54	52	152	519
Other assets	9	1	260	(247)
Accounts payable	(45)	148	420	775
Deferred revenue	7	(4)	(13)	(183)
Accrued liabilities	146	179	1,301	1,128
Total adjustments	(1,477)	(300)	9,552	2,168
Net cash used in operating activities	(395)	(407)	(1,144)	(1,802)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants, net	38	217	1,572	50
Proceeds from debt financing, net of discount and debt issuance costs	432	212	0	1,958
Payments made on notes payable	0	(35)	(441)	(227)
Net cash provided by financing activities	470	394	1,131	1,781
NET CHANGE IN CASH AND CASH EQUIVALENTS	75	(13)	(13)	(21)
CASH AND CASH EQUIVALENTS, beginning of year	1	14	14	35
CASH AND CASH EQUIVALENTS, end of period	76	1	1	14
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	69	1	46	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as debt repayment	286	17	468	258
Dividends on preferred stock	$ 55	$ 99	$ 278	$ 1,025